Deposits - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Brokered deposits	$ 500	$ 500
Overdrafts in demand deposit accounts reclassified to loans	$ 4	$ 5